PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-       PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Computers, software and related equipment	$5,429	$5,139
Laboratory equipment and office furniture	6,038	4,219
Leasehold improvements	739	668

	12,206	10,026
Accumulated depreciation:
Computers, software and related equipment	5,100	4,978
Laboratory equipment and office furniture	3,770	3,281
Leasehold improvements	606	559

	9,476	8,818

Depreciated cost	$2,730	$1,208

For the years ended December 31, 2014, 2013 and 2012, depreciation expenses were approximately $ 658, $ 370 and $ 299, respectively.